Non-financial Assets and Liabilities - Schedule of Deferred Consideration (Parenthetical) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Deferred Tax Assets And Liabilities [Line Items]
Deferred consideration			$ 10,000
Amount recognized as revenue in the period		$ 10,000	10,000
Milestone consideration received during the period		2,500	$ 20,000
Tasly
Deferred Tax Assets And Liabilities [Line Items]
Deferred consideration		10,000
Up-front milestone receivable recognized during the period		20,000
Amount recognized as revenue in the period		$ 10,000
Grunenthal
Deferred Tax Assets And Liabilities [Line Items]
Milestone consideration received during the period	$ 2,500